Preferred Shares, Warrant I and Warrant II - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended					1 Months Ended		12 Months Ended			18 Months Ended		12 Months Ended						1 Months Ended		18 Months Ended			1 Months Ended	18 Months Ended			18 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2012 Minimum USD ($)	Dec. 31, 2012 Series A convertible Preferred Shares	Feb. 28, 2007 Series A convertible Preferred Shares USD ($)	Jun. 20, 2007 Series B Convertible Preferred Shares USD ($)	Jun. 20, 2007 Series B Convertible Preferred Shares CNY	Dec. 31, 2012 Series B Convertible Preferred Shares	Dec. 31, 2008 Series B Convertible Preferred Shares USD ($)	Dec. 31, 2008 Series B Convertible Preferred Shares CNY	Jun. 30, 2008 Series B Convertible Preferred Shares USD ($)	Jun. 30, 2008 Series B Convertible Preferred Shares CNY	Dec. 31, 2008 Series B Convertible Preferred Shares First Issuance USD ($)	Dec. 31, 2008 Series B Convertible Preferred Shares First Issuance CNY	Dec. 31, 2008 Series B Convertible Preferred Shares Second Issuance USD ($)	Dec. 31, 2008 Series B Convertible Preferred Shares Second Issuance CNY	Dec. 31, 2008 Series B Convertible Preferred Shares Third Issuance USD ($)	Dec. 31, 2008 Series B Convertible Preferred Shares Third Issuance CNY	Jun. 20, 2008 Series B Convertible Preferred Shares Warrant I	Jun. 20, 2007 Series B Convertible Preferred Shares Warrant I	Jun. 30, 2008 Series B Convertible Preferred Shares Warrant I	Jun. 20, 2007 Series B Convertible Preferred Shares Warrant I Currency, U.S. Dollar	Jun. 20, 2007 Series B Convertible Preferred Shares Warrant I Currency, Chinese Renminbi	Jun. 20, 2007 Series B Convertible Preferred Shares Warrant II	Jun. 30, 2008 Series B Convertible Preferred Shares Warrant II	Jun. 20, 2007 Series B Convertible Preferred Shares Warrant II Currency, U.S. Dollar	Jun. 20, 2007 Series B Convertible Preferred Shares Warrant II Currency, Chinese Renminbi	Jun. 30, 2008 Series B Convertible Preferred Shares Warrant III
Stockholders Equity Note [Line Items]
Preferred shares issued					44,000,000
Preferred Shares, par value					$ 0.0001
Preferred shares, issuance price					$ 0.50
Temporary equity, shares issued						35,873,535	35,873,535						11,760,002	11,760,002	11,760,002	11,760,002	1,306,667	1,306,667
Temporary equity, par value						$ 0.0001
Temporary equity shares issued for cash proceeds, shares						32,144,009	32,144,009
Temporary equity shares issued for cash proceeds						$ 41,000	312,338
Preferred shares issued upon conversion of convertible notes and accrued interest, shares						3,729,526	3,729,526
Conversion of convertible notes						4,000	30,472
Conversion of accrued interest on convertible note						43	331
Proceeds from issuance of Temporary equity shares						40,743	310,383						18,000	129,323	18,000	127,588	2,000	13,894
Issuance costs of preferred shares						257	1,955
Number of warrants granted																				13,066,670				3,136,001
warrants granted, exercise price																						1.53	10.44			1.28	8.70
Fair value of warrants							15,544
Shares issued upon exercise of warrants											16,052,046	16,052,046
Warrant, exercised in Period																					8,212,044				3,136,001			4,704,001
Proceeds from warrants exercise		17,873									22,569	160,596
Warrant expired unexercised																			4,854,626
Temporary equity, shares issued price per share									$ 1.53	10.44
Stock issued in exchange, related party debt									1,306,667	1,306,667
Conversion of related party debt									2,000	13,894
Common stock voting rights description	Each ordinary share was entitled to two votes per share.
Preferred stock voting rights description				A Series A Share was entitled to one one-half of the number of ordinary shares into which it was convertible (one vote per ordinary share).
Temporary equity, voting right description								Each Series B Share was entitled to vote on an as-if converted basis (two votes per ordinary share).
Exchange ratio	1
Minimum Market Capitalization for IPO	495,000
Total proceeds from IPO			$ 50,000
Per share price equal to percentage of subscription price								105.00%